Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Dividends announced and paid in cash
Preference shares							1	1	2
Ordinary shares
March	5.5507	4.1595	3.7684	6.610	5.460	5.250	1,183	1,068	1,063
June	5.3089	4.3556	3.7118	6.610	5.460	5.250	1,152	1,061	1,062
September	5.7320	5.1684	3.9529	7.270	6.006	5.460	1,249	1,140	1,100
December	5.7367	4.9402	4.1045	7.270	6.006	5.460	1,224	1,088	1,077
	22.3283	18.6237	15.5376	27.760	22.932	21.420	4,809	4,358	4,304
Dividend announced, paid in March 2024				7.270			1,222